PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 3,277,262
Property, plant and equipment at end of period	3,155,176	$ 3,277,262
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,707,685	6,943,953
Additions	665,496	862,763
Disposals	(79,010)	(99,031)
Property, plant and equipment at end of period	8,294,171	7,707,685
Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(4,430,423)	(3,697,559)
Amortization	787,582	743,268
Disposals	79,010	10,404
Property, plant and equipment at end of period	(5,138,995)	(4,430,423)
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,558
Property, plant and equipment at end of period	12,558	12,558
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,558	12,558
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	12,558	12,558
Land [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Amortization	0	0
Disposals	0	0
Property, plant and equipment at end of period	0	0
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,080,812
Property, plant and equipment at end of period	1,998,820	2,080,812
Building [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,963,983	2,963,983
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	2,963,983	2,963,983
Building [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(883,171)	(797,815)
Amortization	81,992	85,356
Disposals	0	0
Property, plant and equipment at end of period	(965,163)	(883,171)
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Leasehold Improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	43,715	43,715
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	43,715	43,715
Leasehold Improvements [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(43,715)	(39,572)
Amortization	0	4,143
Disposals	0	0
Property, plant and equipment at end of period	(43,715)	(43,715)
Production Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	260,481
Property, plant and equipment at end of period	212,164	260,481
Production Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,032,070	1,024,226
Additions	0	29,191
Disposals	0	(21,347)
Property, plant and equipment at end of period	1,032,070	1,032,070
Production Equipment [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(771,589)	(716,167)
Amortization	48,317	61,364
Disposals	0	5,942
Property, plant and equipment at end of period	(819,906)	(771,589)
Prototype [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	840,300
Property, plant and equipment at end of period	915,012	840,300
Prototype [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,338,889	2,583,001
Additions	665,496	833,572
Disposals	(79,010)	(77,684)
Property, plant and equipment at end of period	3,925,375	3,338,889
Prototype [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,498,589)	(1,977,135)
Amortization	590,784	525,916
Disposals	79,010	4,462
Property, plant and equipment at end of period	(3,010,363)	(2,498,589)
ROU Asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	83,111
Property, plant and equipment at end of period	16,622	83,111
ROU Asset [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	316,470	316,470
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	316,470	316,470
ROU Asset [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(233,359)	(166,870)
Amortization	66,489	66,489
Disposals	0	0
Property, plant and equipment at end of period	$ (299,848)	$ (233,359)